Note 23 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loss carryforwards and other credits	$ 21,960	$ 19,143
Expenses not currently deductible	56,385	44,012
Revenue not currently taxable	(3,079)	(6,223)
Stock-based compensation	3,573	543
Investments	16,269	21,782
Provision for doubtful accounts	9,752	9,078
Financing fees	(227)	(267)
Net unrealized foreign exchange losses	764	442
Depreciation and amortization	(96,044)	(58,793)
Operating leases	13,496	11,695
Less: valuation allowance	(17,145)	(15,281)
Net deferred tax (liabilities) assets	$ 5,704	$ 26,131